CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (10,192,869)	$ (28,500,965)	[1]
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense		1,305,829	319,718	[1]
Provision for doubtful accounts		145,512	2,825,124	[1]
Depreciation and amortization		306,801	505,028
Amortization of debt issuance costs	[1]		122,696
Income tax benefit	[1]		(330,124)
Equity in losses of equity method investees		129,193	31,557	[1]
Loss on disposal of assets		688,098
Change in fair value of warrant liabilities		112,642	(324,432)	[1]
Earn-out share award expense	[1]		13,700,000
Impairment of other intangible assets		216,468	2,018,628	[1]
Impairment of equity method investments	[1]		38,448
Impairment of licensed content	[1]		496,467
Foreign currency exchange gain	[1]		(81,666)
Change in assets and liabilities:
Accounts receivable		(18,802,766)	(4,263,094)	[1]
Licensed content		759,698	37,568	[1]
Inventory	[1]		122,107
Prepaid expenses and other assets		3,748,873	(4,788,796)	[1]
Accounts payable		13,493,865	6,960,916	[1]
Accrued expenses, salary and other current liabilities		(759,918)	10,489	[1]
Deferred revenue		(1,124,119)	1,294,427	[1]
Accrued license content fees	[1]		378,964
Net cash used in operating activities		(9,972,693)	(9,426,940)	[1]
Cash flows from investing activities:
Acquisition of property and equipment		(48,555)	(3,826,697)	[1]
Proceeds from disposal of property and equipment		2,515,923
Disposal of subsidiaries, net of cash disposed		(8,753)
Cash paid for the acquisition of subsidiaries		(754,361)
Investments in intangible assets	[1]		(2,992,072)
Acquisition of MYP and WAG, net of cash acquired	[1]		527,217
Payments for long term investments		(2,250,000)	(3,733,750)	[1]
Capital decrease in long term investment		35,612
Deposit for investment	[1]		(172,077)
Net cash used in investing activities		(510,134)	(10,197,379)	[1]
Cash flows from financing activities
Proceeds from issuance of shares and warrant (Note 10 and Note 13)		13,618,207	20,000,000	[1]
Repayment of amounts due to related parties		(243,507)
Capital contribution from noncontrolling interest shareholder		490,000
Cost associated with financing activities	[1]		(294,890)
Net cash provided by financing activities		13,864,700	19,705,110	[1]
Effect of exchange rate changes on cash		61,409	(87,874)	[1]
Net increase (decrease) in cash		3,443,282	(7,083)	[1]
Cash at the beginning of the year	[1]	3,761,814	3,768,897
Cash at the end of the year		7,205,096	3,761,814	[1]
Supplemental disclosure of cash flow information:
Exchange of Series E Preferred Stock for Common stock		$ 7,155	100	[1]
Issuance of convertible note for licensed content (Note 13)	[1]		17,717,847
Issuance of shares for the settlement of liability	[1]		75,000
Issuance of shares upon conversion of convertible note, including accrued interest and debt issuance cost (Note 13)	[1]		17,733,297
Issuance of earn-out shares (Note 13)	[1]		13,700,000
Acquisition of long term investment through transfer of Game IP rights (Note 12)	[1]		2,714,441
Workforce intangible acquired for shares (Note 8)	[1]		121,695
Payable for purchase of building	[1]		$ 987,015

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")